Intangible assets (Details 1)	3 Months Ended
Mar. 31, 2025
Customer list [member]
Statement [Line Items]
Intangible asset, useful life	7 years
Pharmacy License [Member]
Statement [Line Items]
Intangible asset, useful life	7 years